Note 11 - Investment in Joint Venture and Other Investment	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]
11.	Investment in joint venture and Other Investment

By June
30, 2016, Euromar reached agreements in principle with two of its lenders (representing about 90% of its indebtedness) to restructure its debt. These agreements included relaxation of covenants, repayment moratorium and extension of the tenor of the loans in exchange for cash sweep provisions, increased interest rate for a portion of the debt, participation in profits and certain rights in the disposition of the some vessels. As a result, on June 30, 2016, the Company estimated the fair value of investment in Euromar by calculating the fair value of Euromar’s assets based on cost of capital, earnings and operating cost assumptions, and terms included in the loan restructuring agreements between Euromar and its lenders and subtracting the fair value of its liabilities; as a result, the Company recorded an impairment on its investment in Euromar, of $14,000,000. The Company’s investment in the Joint Venture is recorded in the “Unaudited condensed consolidated balance sheets” as “Investment in joint venture” at its book value which was $16,515,701 as of December 31, 2015 and $1,105,381 as of September 30, 2016.

Other Investment represents the Company’s s preferred equity investment in Euromar, Euroseas recorded an accrued dividend income of $847,875 for the period ended September 30, 2015 and $1,024,715 for period ended September 30, 2016. This amount is recorded in the “Unaudited condensed consolidated statements of operations” as “Other Investment Income” under “Other Income / (expenses)”. The Company evaluated the recoverability of its investment in Preferred Units of Euromar LLC and concluded that it is recoverable.

In USD	Other Investment
Balance, December 31, 2015	7,396,738
Total gain for period included in Investment income	1,024,715
Balance, September 30,2016	8,421,453